Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jan. 31, 2022
Accounting Policies [Abstract]
Schedule of subsidiaries and variable interest entities
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
ATIF Holdings Limited (“ATIF”)	January 5, 2015	British Virgin Islands	Parent	Investment holding
Wholly owned subsidiaries of ATIF
ATIF Limited (“ATIF HK”)	January 6, 2015	Hong Kong	100%	Investment holding
ATIF Inc. (“ATIF USA”)	October 26, 2020	USA	100%	Consultancy and information technology support
Huaya Consultant (Shenzhen) Co., Ltd. (“Huaya”)	May 20, 2015	PRC	100%	WFOE, Consultancy and information technology support
ATIF-1 GP, LLC (“ATIF GP”)	January 21, 2021	USA	100%	Fund management
ATIF-1 LP, LLC (“ATIF LP”)	February 16, 2021	USA	31.25%	Investment

Schedule of summarized operating results of the VIEs
	For the Six Months Ended January 31, 2021
	Qianhai VIE	LMG VIE	Total
Operating revenue	$380,954	$2,117,551	$2,498,505
Loss from operations	$(60,242)	$(1,154,067)	$(1,214,309)
Loss before income taxes	$(63,765)	$(1,166,287)	$(1,230,052)
Net loss	$(63,765)	$(1,142,160)	$(1,205,925)

Schedule of summarized cash flow information of the VIEs
	For the Six Months Ended January 31, 2021
	Qianhai VIE	LMG VIE	Total
Net cash used in operating activities	$(286,657)	$(119,612)	$(406,269)
Net cash provided by investing activities	$-	$118,541	$118,541
Net cash provided by financing activities	$-	$-	$-

Schedule of estimated useful lives of assets
Useful life
Furniture, fixtures and equipment	3-5 years
Transportation vehicles	5 years

Schedule of the disaggregation of revenues from continuing operations and discontinued operations
	For the Six Months Ended January 31,
	2022	2021
	(unaudited)	(unaudited)
Consulting service revenue from continuing operations*	$524,155	$949,690
Revenue from discontinued operations (multi-channel advertising, event planning and execution and movie theater operation business under LGC)	$-	$2,117,551

Schedule of currency exchange rates
	Period-end spot rate		Average rate for the six months ended January 31,
Foreign currency	January 31, 2022	July 31, 2021	2022	2021
RMB: 1USD	0.1572	0.1547	0.1560	0.1497
HKD: 1USD	0.1282	0.1282	0.1282	0.1290